Material Accounting Policies - Schedule of Residual Values Over their Useful Lives (Details)	6 Months Ended
Jun. 30, 2025
Furniture and Fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	50 years
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Security Equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Security Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	7 years
Renovation [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Renovation [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	7 years